Accrued Expenses and Other Payables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accrued Expenses and Other Payables [Abstract]
Schedule of accrued expenses and other payables
	As of December 31,	As of March 31,
	2017	2018
	US$	US$

Payroll and welfare payable	2,030	2,457
Payable for long-term investment (Note 7)	-	3,131
VAT, and other taxes payable	2,473	2,827
Payables for office supply and utilities	711	958
Payables for purchase of property and equipment	52	54
Professional service fees	3,161	2,964
Deposits from agents	3,509	3,614
Others	227	420
	12,163	16,425

	As of December 31,
	2016	2017
	US$	US$

Payroll and welfare payable	3,235	2,030
Accrued liability	50	-
VAT, and other taxes payable	831	2,473
Payables for office supply and utilities	743	711
Payables for purchase of property and equipment	432	52
Professional service fees	-	3,161
Deposits from agents	2,315	3,509
Others	28	227
	7,634	12,163